Foreclosed Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Foreclosed Assets
Schedule of Roll Forward of Foreclosed Assets

The following table is a roll forward of foreclosed assets:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Beginning balance	$2,724	$4,449	$4,449
Transfers (to) from loan receivables, net	(1,017)	791	274
Additions for construction/development	153	818	439
Sale proceeds	(1,096)	(3,418)	(2,119)
Loss on foreclosure	-	(47)	-
Loss on sale of foreclosed assets	-	(92)	(69)
Gain on foreclosure	-	67	-
Gain on sale of foreclosed assets	101	166	101
Impairment loss on foreclosed assets	-	(10)	(10)
Ending balance	$865	$2,724	$3,065

Roll forward of foreclosed assets for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$4,449	$4,916
Additions from loans	791	2,118
Additions for construction/development	818	1,410
Sale proceeds	(3,418)	(3,697)
Loss on foreclosure	(47)	(54)
Loss on sale of foreclosed assets	(92)	(102)
Gain on foreclosure	67	52
Gain on sale of foreclosed assets	166	160
Impairment loss on foreclosed assets	(10)	(290)
Impairment loss on foreclosed assets due to COVID-19	-	(64)
Ending balance	$2,724	$4,449